UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel O’Neill
1301 Avenue of the Americas (6th Ave.)
35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period: May 31, 2012

Item 1. Schedule of Investments.

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	7,603,997
TOTAL NET ASSETS - 100.0%	$7,603,997

Percentages are stated as a percent of net assets.
(a) $2,790,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly Small Cap Bull 2X Fund
Long Equity Swap Contracts
May 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Index	Contracts	Amount	Received	Date	Depreciation
Credit Suisse Capital, LLC	Russell 2000 Index	19,961	$ 16,177,337	0.21%	2/11/2013	$ (934,537)

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	22,778,410
TOTAL NET ASSETS - 100.0%	$22,778,410

Percentages are stated as a percent of net assets.
(a) $4,160,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly Small Cap Bear 2X Fund
Short Equity Swap Contracts
May 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Index	Contracts	Amount	Paid	Date	Depreciation
Credit Suisse Capital, LLC	Russell 2000 Index	59,812	$ 45,231,283	(0.71%)	6/21/2013	$ (362,440)

Direxion Monthly 10 Year Note Bull 2X Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	34,362,625
TOTAL NET ASSETS - 100.0%	$34,362,625

Percentages are stated as a percent of net assets.
(a) $9,730,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly 10 Year Note Bull 2X Fund
Long Equity Swap Contracts
May 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Index	Contracts	Amount	Paid	Date	Appreciation
Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	54,465	$ 67,176,542	(0.54%)	10/9/2012	$ 1,502,944

Direxion Monthly 10 Year Note Bear 2X Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	25,011,081
TOTAL NET ASSETS - 100.0%	$25,011,081

Percentages are stated as a percent of net assets.
(a) $10,075,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly 10 Year Note Bear 2X Fund
Short Equity Swap Contracts
May 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Index	Contracts	Amount	Paid	Date	Depreciation
Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	39,718	$ 49,040,541	(0.06%)	6/14/2012	$ (1,057,477)

Dynamic HY Bond Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 115.0%
89,891	iShares iBoxx $ High Yield Corporate Bond Fund	$7,889,733
15,900	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,859,823
205,228	SPDR Barclays Capital High Yield Bond ETF	7,821,239
	TOTAL INVESTMENT COMPANIES (Cost $16,934,124)	$17,570,795

	TOTAL INVESTMENTS (Cost $16,934,124) - 115.0%	$17,570,795
	Liabilities in Excess of Other Assets - (15.0%)	(2,354,079)
	TOTAL NET ASSETS - 100.0%	$15,216,716

Percentages are stated as a percent of net assets.

HY Bear Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%	18,109,752
TOTAL NET ASSETS - 100.0%(a)	$18,109,752

Percentages are stated as a percent of net assets.
(a) $2,470,000 of cash is pledged as collateral for swap contracts.

HY Bear Fund
Short Equity Swap Contracts
May 31, 2012 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond Fund	87,635	$7,816,102	(0.76%)	10/15/2013	$122,303
Credit Suisse Capital, LLC	iShares iBoxx $ Investment Grade Corporate Bond Fund	15,475	1,806,833	(0.76%)	8/26/2013	(3,766)
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	201,875	7,835,959	(0.76%)	10/15/2013	140,423
		304,985	$17,458,894			$258,960

Direxion Monthly Commodity Bull 2X Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	14,205,311
TOTAL NET ASSETS - 100.0%	$14,205,311

Percentages are stated as a percent of net assets.
(a) $9,330,000 of cash is held as collateral for swap contracts.

Direxion Monthly Commodity Bull 2X Fund
Long Equity Swap Contracts
May 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Index	Contracts	Amount	Paid	Date	Depreciation
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	14,672	$13,645,987	(0.72%)	3/4/2013	$(2,293,892)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	125	115,952	(0.72%)	3/8/2013	(21,279)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	130	120,802	(0.72%)	3/11/2013	(22,269)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	230	216,784	(0.72%)	3/22/2013	(41,550)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	1,820	1,723,976	(0.72%)	3/25/2013	(324,698)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	1,275	1,187,003	(0.72%)	4/1/2013	(209,644)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	4,860	4,450,852	(0.72%)	4/5/2013	(717,063)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	180	161,851	(0.72%)	4/8/2013	(25,320)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	3,815	3,451,587	(0.72%)	4/12/2013	(521,170)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	350	311,690	(0.72%)	4/22/2013	(44,507)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	25	22,555	(0.72%)	4/26/2013	(5,169)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	190	168,265	(0.72%)	5/3/2013	(24,050)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	290	249,963	(0.72%)	5/6/2013	(28,877)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	280	238,207	(0.72%)	5/9/2013	(24,805)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	150	125,892	(0.72%)	5/13/2013	(12,502)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	490	414,706	(0.72%)	5/20/2013	(39,948)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	110	91,715	(0.72%)	5/23/2013	(9,008)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	5,860	4,928,542	(0.72%)	5/24/2013	(426,800)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	40	34,049	(0.72%)	5/28/2013	(5,155)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	1,095	925,392	(0.72%)	6/3/2013	(86,206)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	150	122,641	(0.72%)	6/4/2013	(9,250)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	390	318,356	(0.72%)	6/7/2013	(20,707)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	70	57,410	(0.72%)	6/10/2013	(5,518)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	80	62,257	(0.72%)	6/24/2013	(2,755)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	435	336,335	(0.72%)	7/1/2013	(4,059)
		37,112	$33,482,770			$(4,926,205)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	10,214,852
TOTAL NET ASSETS - 100.0%	$10,214,852

Percentages are stated as a percent of net assets.
(a) $5,840,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly Emerging Markets Bull 2X Fund
Long Equity Swap Contracts
May 31, 2012 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	41,051	$1,737,283	(1.09%)	6/3/2013	$(194,589)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	75,205	3,122,384	(1.09%)	6/7/2013	(289,234)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	18,085	737,540	(1.09%)	6/10/2013	(56,196)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	53,515	2,138,887	(1.09%)	6/11/2013	(122,407)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	212,710	8,120,579	(1.09%)	6/17/2013	(104,354)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	93,370	3,566,513	(1.09%)	6/21/2013	(47,327)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	30,445	1,143,986	(1.09%)	6/24/2013	3,629
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	17,635	661,798	(1.09%)	7/1/2013	3,042
		542,016	$21,228,970			$(807,436)

Direxion Monthly China Bull 2X Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	5,761,697
TOTAL NET ASSETS - 100.0%	$5,761,697

Percentages are stated as a percent of net assets.
(a) $4,430,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly China Bull 2X Fund
Long Equity Swap Contracts
May 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Depreciation
Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	344,150	$ 12,499,200	0.26%	2/25/2013	$ (969,303)

U.S. Government Money Market Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 94.4%
MONEY MARKET FUNDS - 94.4%
20,815,402	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	$20,815,402
	TOTAL SHORT TERM INVESTMENTS (Cost $20,815,402)	$20,815,402

	TOTAL INVESTMENTS (Cost $20,815,402) - 94.4%	$20,815,402
	Other Assets in Excess of Liabilities - 5.6%	1,224,046
	TOTAL NET ASSETS - 100.0%	$22,039,448

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2012.

Evolution Managed Bond Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 97.0%
16,299	AllianceBernstein Global High Income Fund	$242,529
20,094	BlackRock Corporate High Yield Fund VI	244,343
22,994	BlackRock Credit Allocation Income Trust II	246,496
17,204	BlackRock Floating Rate Income Strategies Fund	243,781
16,100	iShares Barclays 1-3 Year Credit Bond Fund	1,686,958
51,954	iShares Barclays 1-3 Year Treasury Bond Fund	4,389,074
25,155	iShares Barclays 3-7 Year Treasury Bond Fund	3,102,869
93,106	iShares Barclays 7-10 Year Treasury Bond Fund	10,106,656
60,037	iShares Barclays 20+ Year Treasury Bond Fund	7,660,721
73,645	iShares Barclays Aggregate Bond Fund	8,215,836
11,200	iShares Barclays Short Treasury Bond Fund	1,234,464
45,139	iShares Barclays TIPS Bond Fund	5,475,812
12,800	iShares Barclays MBS Bond Fund	1,388,288
5,000	iShares iBoxx $ Investment Grade Corporate Bond Fund	584,850
26,628	iShares S&P National AMT-Free Municipal Bond Fund	2,959,170
33,228	MFS Charter Income Trust	316,995
46,137	MFS Government Markets Income Trust	317,884
38,153	MFS Intermediate Income Trust	246,850
45,310	Putnam Premier Income Trust	246,940
12,100	SPDR Barclays Capital 1-3 Month T-Bill ETF	554,543
61,100	SPDR Barclays Capital International Treasury Bond ETF	3,582,904
16,376	Templeton Emerging Markets Income Fund	250,225
214,325	Vanguard Total Bond Market ETF	18,112,606
16,157	Wells Fargo Advantage Multi-Sector Income Fund	242,355
12,790	Western Asset Emerging Markets Debt Fund	245,568
24,999	Western Asset High Income Fund II	246,240
18,842	Western Asset/Claymore - Linked Opportunities & Income Fund	244,569
	TOTAL INVESTMENT COMPANIES (Cost $67,586,313)	$72,389,526

	TOTAL INVESTMENTS (Cost $67,586,313) - 97.0%	$72,389,526
	Other Assets in Excess of Liabilities - 3.0%	2,270,264
	TOTAL NET ASSETS - 100.0%	$74,659,790

Percentages are stated as a percent of net assets.

Evolution Managed Bond Fund
Long Futures Contracts
May 31, 2012 (Unaudited)
		Unrealized
Contracts		Appreciation
25	U.S. Long Bond Index Future
	Expiring Sept. 2012 (Underlying Face Amount at Market Value $3,742,969)	$63,956

Evolution All-Cap Equity Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 70.8%
Accommodation - 0.1%
1,369	Melco Crown Entertainment Ltd. ADR (China)(a)	$16,086

Administrative and Support Services - 2.4%
4,072	Liquidity Services, Inc.(a)	260,160
8,509	On Assignment, Inc.(a)	141,760
		401,920
Air Transportation - 0.4%
481	Copa Holdings SA	39,932
5,721	Republic Airways Holdings, Inc.(a)	31,008
		70,940

Ambulatory Health Care Services - 0.7%
4,894	U S Physical Therapy, Inc.	118,924

Apparel Manufacturing - 1.0%
3,773	Cintas Corp.	139,224
2,275	Fifth & Pacific Cos., Inc.(a)	27,232
		166,456
Beverage and Tobacco Product Manufacturing - 0.3%
256	Anheuser-Busch InBev NV (Belgium)	17,331
219	Pepsico, Inc.	14,859
198	The Coca-Cola Co.	14,797
		46,987
Broadcasting (except Internet) - 1.3%
3,969	Discovery Communications, Inc.(a)	198,847
279	Scripps Networks Interact - Class A	15,281
		214,128
Building Material and Garden Equipment and Supplies Dealers - 1.1%
828	Lowe's Companies, Inc.	22,124
452	The Home Depot, Inc.	22,302
179	The Sherwin-Williams Co.	23,205
3,881	Titan Machinery, Inc.(a)	119,729
		187,360
Capital Goods - 2.1%
30,382	Aceto Corp.	259,159
1,171	Wabtec Corp.	85,026
		344,185
Chemical Manufacturing - 7.2%
2,026	Affymax, Inc.(a)	28,648
168	Allergan, Inc.	15,162
1,098	Amylin Pharmaceuticals, Inc.(a)	29,108
8,209	Ardea Biosciences, Inc.(a)	262,277
1,680	ARIAD Pharmaceuticals, Inc.(a)	27,838
417	Biogen Idec, Inc.(a)	54,523
558	Church & Dwight Co., Inc.	29,708
3,693	Cytec Industries, Inc.	223,279
3,962	H.B. Fuller Co.	120,445
404	GlaxoSmithKline PLC (United Kingdom)	17,820
323	Medivation, Inc.(a)	27,206
1,350	Merck & Co., Inc.	50,733
127	Novo Nordisk A/S (Denmark)	16,991
2,140	Pharmacyclics, Inc.(a)	67,239
1,575	PPG Industries, Inc.	162,918
965	Questcor Pharmaceuticals, Inc.(a)	39,951
216	Regeneron Pharmaceuticals, Inc.(a)	29,300
		1,203,146
Clothing and Clothing Accessories Stores - 2.7%
783	The Buckle, Inc.	30,647
4,381	Foot Locker, Inc.	139,053
1,751	Genesco, Inc.(a)	116,441
4,331	rue21, inc.(a)	114,685
825	The Gap, Inc.	21,862
549	The TJX Companies, Inc.	23,311
		445,999
Computer and Electronic Product Manufacturing - 4.3%
501	Apple, Inc. (a)	289,443
208	Fossil, Inc.(a)	15,217
1,320	Intel Corp.	34,109
21,126	LSI Corporation(a)	140,488
8,371	Seagate Technology PLC (Ireland)	196,132
1,242	Taiwan Semiconductor Manufacturing Co. Ltd.(Taiwan)	17,053
443	Teradata Corp.(a)	29,451
		721,893
Construction of Buildings - 0.4%
2,299	Toll Brothers, Inc.(a)	62,717

Credit Intermediation and Related Activities - 4.9%
272	Bancolombia S.A.(Columbia)	16,105
991	Credicorp Ltd. (Peru)	123,647
2,893	Discover Financial Services	95,787
17,174	Franklin Financial Corp.(a)	263,277
3,873	Global Cash Access Holdings, Inc.(a)	27,305
418	HSBC Holdings PLC (United Kingdom)	16,511
1,467	MB Financial, Inc.	29,795
878	Pacific Capital Bancorp(a)	39,993
700	Prosperity Bancshares, Inc.	29,904
9,083	Viewpoint Financial Group, Inc.	138,516
333	Visa, Inc.	38,361
		819,201
Data Processing, Hosting and Related Services - 0.4%
2,262	AOL, Inc.(a)	62,047

Fabricated Metal Product Manufacturing - 0.2%
4,039	Smith & Wesson Holding Corp.(a)	27,223

Food Manufacturing - 1.7%
1,322	Bunge Ltd.	78,659
9,003	Dean Foods Co.(a)	140,807
1,623	Flowers Foods, Inc.	35,738
553	Unilever NV (Netherlands)	17,342
551	Unilever PLC (United Kingdom)	17,401
		289,947
Food Services and Drinking Places - 1.1%
265	Chipotle Mexican Grill, Inc.(a)	109,463
370	McDonald's Corp.	33,056
412	Starbucks Corp.	22,615
319	YUM! Brands, Inc.	22,445
		187,579
Furniture and Home Furnishings Stores - 0.5%
3,817	Cost Plus, Inc.(a)	84,356

Furniture and Related Product Manufacturing - 0.8%
5,608	LA-Z-Boy, Inc.(a)	79,129
2,453	Leggett & Platt, Inc.	50,998
		130,127
General Merchandise Stores - 1.7%
2,615	Dollar Tree, Inc.(a)	269,816
232	O'Reilly Automotive, Inc.(a)	22,223
		292,039
Health and Personal Care Stores - 0.7%
1,368	McKesson Corp.	119,399

Insurance Carriers and Related Activities - 3.5%
854	AFLAC, Inc.	34,228
1,821	Aon PLC (United Kingdom)	84,676
1,371	Everest Re Group, Ltd.	140,007
7,401	Fidelity National Financial, Inc. - Class A	139,435
1,160	Mercury General Corp.	50,576
2,229	The Travelers Companies, Inc.	139,290
		588,212
Machinery Manufacturing - 5.9%
4,735	3D Systems Corp.	143,944
387	ASML Holding N.V. (Netherlands)	17,728
6,900	Coinstar, Inc.(a)	423,867
308	Cummins, Inc.	29,861
2,420	Graco, Inc.	116,571
7,497	Kulicke and Soffa Industries, Inc.(a)	78,868
1,512	Lindsay Corp.	84,143
1,850	Robbins & Myers, Inc.	84,342
150	Roper Industries, Inc.	15,183
		994,507
Management of Companies and Enterprises - 1.7%
18,720	Taylor Cap Group, Inc.(a)	278,554

Merchant Wholesalers, Durable Goods - 0.7%
1,799	DXP Enterprises, Inc.(a)	84,553
318	MWI Veterinary Supply, Inc.(a)	29,558
		114,111
Mining (except Oil and Gas) - 0.2%
578	Alliance Resource Partners, L.P.	32,952

Miscellaneous Manufacturing - 3.3%
151	C.R. Bard, Inc.	14,676
5,012	Conceptus, Inc.(a)	84,402
2,008	Endologix, Inc.(a)	27,289
270	Intuitive Surgical, Inc.(a)	141,237
1,144	Vivus, Inc.(a)	28,360
13,240	Wright Medical Group, Inc.(a)	262,019
		557,983
Miscellaneous Store Retailers - 0.2%
1,545	Stamps.com, Inc.(a)	37,945

Motion Picture and Sound Recording Industries - 0.2%
2,096	Carmike Cinemas, Inc.(a)	29,637

Motor Vehicle and Parts Dealers - 0.1%
310	Advance Auto Parts, Inc.	22,611

Oil and Gas Extraction - 0.5%
9,636	VAALCO Energy, Inc.(a)	82,195

Other Information Services - 1.6%
51,252	TechTarget, Inc.(a)	268,048

Primary Metal Manufacturing - 0.1%
90	Precision Castparts Corp.	14,959

Professional, Scientific, and Technical Services - 3.9%
1,081	Alliance Data Systems Corp.(a)	136,206
140	Factset Research Systems, Inc.	14,760
16,628	GP Strategies Corp.(a)	262,057
150	MasterCard, Inc. Class A	60,977
218	Priceline.com, Inc.(a)	136,357
2,009	PROS Holdings, Inc.(a)	30,195
264	Wright Express Corp.(a)	14,800
		655,352
Publishing Industries (except Internet) - 0.5%
2,918	TIBCO Software, Inc.(a)	78,057

Real Estate - 1.6%
9,902	Tejon Ranch Co.(a)	263,789
Rental and Leasing Services - 0.7%
2,037	Mitcham Industries, Inc.(a)	38,499
2,489	United Rentals, Inc.(a)	85,995
		124,494
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.1%
25,982	FXCM, Inc. Class A	267,095
13,077	WisdomTree Investments, Inc.(a)	87,354
		354,449
Sporting Goods, Hobby, Book, and Music Stores - 0.5%
2,187	Cabelas, Inc.(a)	77,289

Support Activities for Transportation - 0.2%
5,255	Pacer International Inc.(a)	29,638

Telecommunications - 0.5%
336	China Mobile Ltd. ADR (China)	17,045
324	DIRECTV(a)	14,402
197	Time Warner Cable, Inc.	14,854
1,251	Vodafone Group PLC ADR (United Kingdom)	33,514
		79,815
Transportation Equipment Manufacturing - 1.9%
1,103	Goodrich Corp.	138,724
16,342	LeapFrog Enterprises, Inc.(a)	170,284
677	Tata Motors Ltd. ADR (India)	14,075
		323,083
Truck Transportation - 0.7%
2,781	Old Dominion Freight Line, Inc.(a)	121,140

Utilities - 3.4%
1,150	Alliant Energy Corp.	50,243
1,597	Ameren Corp.	51,599
1,467	CMS Energy Corp.	34,181
244	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	17,014
836	Consolidated Edison, Inc.	50,461
2,303	Duke Energy Corp.	50,620
916	Exelon Corp.	33,874
2,553	Great Plains Energy, Inc.	50,856
932	Integrys Energy Group, Inc.	50,421
345	National Grid PLC ADR (United Kingdom)	17,350
770	PG&E Corp.	33,649
1,024	Pinnacle West Capital Corp.	50,565
1,771	Westar Energy, Inc.	50,686
788	Wisconsin Energy Corp.	29,818
		571,337
Wood Product Manufacturing - 0.8%
3,781	Universal Forest Products, Inc.	142,355
	TOTAL COMMON STOCKS (Cost $12,022,113)	$11,855,171

INVESTMENT COMPANIES - 17.3%
5,203	iShares Barclays 20+ Year Treasury Bond Fund	$663,903
3,970	iShares Barclays Aggregate Bond Fund	442,893
12,750	Powershares DWA Technical Leaders Portfolio	335,325
25,391	PowerShares S&P 500 Low Volatility Portfolio	674,131
5,026	SPDR S&P Emerging Asia Pacific ETF	333,827
5,290	Vanguard Total Bond Market ETF	447,058
	TOTAL INVESTMENT COMPANIES (Cost $2,895,703)	$2,897,137

	TOTAL INVESTMENTS (Cost $14,917,816) - 88.1%	$14,752,308
	Other Assets in Excess of Liabilities - 11.9%	1,991,798
	TOTAL NET ASSETS - 100.0%	$16,744,106

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

Evolution Market Leaders Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 62.4%
47,100	First Trust NYSE Arca Biotechnology Index Fund	$2,004,576
82,800	First Trust S&P REIT Index Fund	1,389,384
8,200	Guggenheim Russell Top 50 ETF	791,218
16,800	iShares Barclays 20+ Year Treasury Bond Fund	2,143,680
19,500	iShares Barclays Credit Bond Fund	2,155,335
10,600	iShares Dow Jones U.S. Financial Services Index Fund	525,866
48,000	iShares Dow Jones U.S. Home Construction Index Fund	732,960
23,300	iShares Dow Jones U.S. Regional Banks Index Fund	547,084
101,200	iShares iBoxx $ High Yield Corporate Bond Fund	8,882,324
52,200	iShares iBoxx $ Investment Grade Corporate Bond Fund	6,105,834
39,400	iShares Morningstar Large Growth Index Fund	2,848,620
5,100	iShares Nasdaq Biotechnology Index Fund	628,371
73,500	iShares Russell Microcap Index Fund	3,469,200
13,200	iShares S&P 100 Index Fund	793,056
19,000	iShares S&P MidCap 400 Index Fund	1,758,070
10,000	iShares S&P SmallCap 600 Growth Index Fund	775,100
11,000	iShares S&P SmallCap 600 Index Fund	776,160
48,500	iShares S&P SmallCap 600 Value Index Fund	3,469,690
5,100	Market Vectors Biotech ETF	231,336
68,900	PowerShares DWA Technical Leaders Portfolio	1,812,070
145,800	PowerShares Dynamic Large Cap Growth Portfolio	2,573,370
42,100	PowerShares QQQ Trust	2,612,726
233,200	SPDR Barclays Capital High Yield Bond ETF	8,887,252
86,100	SPDR Barclays Capital International Treasury Bond ETF	5,048,904
86,500	SPDR DB International Government Inflation-Protected Bond ETF	5,033,435
20,200	SPDR Dow Jones REIT ETF	1,406,526
24,100	SPDR S&P Bank ETF	522,970
9,000	SPDR S&P Biotech ETF	723,960
35,200	SPDR S&P Homebuilders ETF	728,992
10,200	SPDR S&P MidCap 400 ETF	1,719,414
20,700	SPDR S&P Regional Banking ETF	551,241
10,800	Vanguard Extended Duration Treasury ETF	1,415,448
32,500	Vanguard Extended Market ETF	1,777,750
25,400	Vanguard Intermediate-Term Corporate Bond ETF	2,154,682
44,800	Vanguard Long-Term Bond ETF	4,286,016
84,700	Vanguard Long-Term Corporate Bond ETF	7,502,726
12,700	Vanguard REIT ETF	794,004
	TOTAL INVESTMENT COMPANIES (Cost $90,171,456)	$89,579,350

	TOTAL INVESTMENTS (Cost $90,171,456) - 62.4%	$89,579,350
	Other Assets in Excess of Liabilities - 37.6%	53,863,147
	TOTAL NET ASSETS - 100.0%	$143,442,497

Percentages are stated as a percent of net assets.

Evolution Alternative Investment Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 71.6%
9,500	Consumer Discretionary Select Sector SPDR Fund	$409,545
24,100	Consumer Staples Select Sector SPDR Fund	813,616
41,520	Diamond Hill Long-Short Fund	700,440
23,164	Driehaus Active Income Fund	241,836
94,329	DWS Disciplined Market Neutral Fund	882,923
131,101	DWS Enhanced Commodity Strategy Fund	427,390
3,900	Financial Select Sector SPDR Fund	54,639
6,800	First Trust Consumer Staples AlphaDEX Fund	161,228
8,700	First Trust ISE Water Index Fund	190,095
2,700	First Trust NYSE Arca Biotechnology Index Fund	114,912
8,800	First Trust S&P REIT Index Fund	147,664
76,700	First Trust Specialty Finance & Finance Opportunities Fund	544,570
17,764	Gateway Fund	470,212
9,700	Global X FTSE Columbia 20 ETF	201,566
69,411	Grant Park Managed Futures Strategy Fund	693,415
21,700	Guggenheim S&P Global Water ETF Fund	427,729
63,510	Harbor Commodity Real Return Strategy Fund	416,623
20,580	Hundredfold Select Alternative Fund	471,698
92,333	Invesco Balanced-Risk Allocation Fund	1,129,227
22,800	iPath S&P 500 Dynamic VIX ETN	1,304,844
3,600	iShares Cohen & Steers Realty Majors Index Fund	270,648
9,700	iShares Diversified Alternatives Trust	477,313
8,400	iShares Dow Jones U.S. Consumer Goods Sector Index Fund	599,592
8,900	iShares Dow Jones U.S. Consumer Services Sector Index Fund	701,053
2,100	iShares Dow Jones U.S. Financial Services Index Fund	104,181
6,800	iShares Dow Jones U.S. Home Construction Index Fund	103,836
3,400	iShares Dow Jones U.S. Pharmaceuticals Index Fund	275,876
2,200	iShares Dow Jones U.S. Real Estate Index Fund	134,684
18,200	iShares Dow Jones U.S. Regional Banks Index Fund	427,336
1,300	iShares Dow Jones U.S. Technology Sector Index Fund	90,545
60,400	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	846,808
5,700	iShares FTSE NAREIT Residential Plus Capped Index Fund	263,340
5,400	iShares MSCI All Peru Capped Index Fund	228,258
1,300	iShares MSCI Chile Investable Market Index Fund	77,415
15,100	iShares MSCI Malaysia Market Index Fund	209,588
2,500	iShares MSCI Mexico Investable Market Index Fund	136,200
8,300	iShares MSCI Singapore Market Index Fund	96,695
600	iShares MSCI South Korea Market Index Fund	31,572
1,200	iShares MSCI Thailand Investable Market Index Fund	79,620
2,400	iShares NASDAQ Biotechnology Index Fund	295,704
10,000	iShares S&P 500 Index Fund	1,318,500
5,100	iShares S&P Emerging Markets Infrastructure Index Fund	155,295
27,800	iShares S&P Global Infrastructure Index Fund	910,172
1,800	iShares S&P North American Technology Sector Index Fund	114,750
10,170	Market Vectors Biotech ETF	461,311
2,900	Market Vectors Pharmaceutical ETF	106,778
11,800	Market Vectors Retail ETF	483,918
4,000	Market Vectors Vietnam ETF	72,600
88,361	MutualHedge Frontier Legends Fund	907,465
18,188	Permanent Portfolio	839,544
68,843	PIMCO Commodity Real Return Strategy Fund	415,814
8,000	PowerShares Dynamic Biotechnology & Genome Portfolio	170,880
28,100	PowerShares Dynamic Food & Beverage Portfolio	553,008
24,800	PowerShares Dynamic Leisure & Entertainment Portfolio	531,464
14,500	PowerShares Dynamic Pharmaceuticals Portfolio	447,035
11,100	PowerShares Dynamic Software	279,609
12,600	PowerShares Emerging Markets Infrastructure Portfolio	468,342
9,500	PowerShares Global Water Portfolio	153,245
21,800	PowerShares Water Resources Portfolio	382,590
8,300	Proshares Ultra Short Technology	340,881
3,000	Proshares Ultra Short China 25	90,300
7,400	Proshares Ultra Short Semiconductors	317,756
1,700	Proshares Ultra Technology	117,878
37,406	Schooner Fund	883,902
3,000	Schwab U.S. REIT ETF	87,210
30,267	Sierra Core Retirement Fund	702,205
4,700	SPDR Dow Jones International Real Estate ETF	162,056
3,300	SPDR Dow Jones REIT ETF	229,779
6,600	SPDR FTSE/Macquarie Global Infrastructure 100 ETF	253,770
13,500	SPDR S&P Bank ETF	292,950
3,500	SPDR S&P Biotech ETF	281,540
3,200	SPDR S&P Insurance ETF	126,688
10,700	SPDR S&P Regional Banking ETF	284,941
2,300	SPDR S&P Retail ETF	134,343
60,013	TFS Market Neutral Fund	904,992
5,400	Technology Select Sector SPDR Fund	150,876
6,800	Vanguard Consumer Discretionary ETF	465,188
6,600	Vanguard Consumer Staples ETF	561,792
6,100	Vanguard Global ex-U.S. Real Estate Index ETF	270,352
1,400	Vanguard Information Technology Index ETF	93,450
4,200	Vanguard REIT ETF	262,584
	TOTAL INVESTMENT COMPANIES (Cost $30,728,200) - 71.6%	$31,042,188

	TOTAL INVESTMENTS (Cost $30,728,200) - 71.6%	$31,042,188
	Other Assets in Excess of Liabilities - 28.4%	12,338,095
	TOTAL NET ASSETS - 100.0%	$43,380,283

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

Evolution Alternative Investment Fund
Long Futures Contracts
May 31, 2012 (Unaudited)
		Unrealized
Contracts		Depreciation
77	E-Mini NASDAQ-100 Futures
	Expiring June 2012 (Underlying Face Amount at Market Value $3,888,885)	$(206,597)

HCM Freedom Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.4%
289,855	Columbia High Yield Municipal Fund	$3,040,580
205,124	Legg Mason Western Asset Municipal High Income Fund	3,039,939
1,022,466	Nuveen High Yield Municipal Bond Fund	16,799,117
428,571	Oppenheimer AMT-Free Municipals	3,000,000
	TOTAL INVESTMENT COMPANIES (Cost $25,314,439)	$25,879,636

	TOTAL INVESTMENTS (Cost $25,314,439) - 99.4%	$25,879,636
	Other Assets in Excess of Liabilities - 0.6%	168,656
	TOTAL NET ASSETS - 100.0%	$26,048,292

Percentages are stated as a percent of net assets.

Direxion Monthly S&P 500 Bull 2X Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	17,058,829
TOTAL NET ASSETS - 100.0%	$17,058,829

Percentages are stated as a percent of net assets.
(a) $4,910,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly S&P 500 Bull 2X Fund
Long Equity Swap Contracts
May 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Index	Contracts	Amount	Paid	Date	Depreciation
Credit Suisse Capital, LLC	S&P 500 Index	26,043	$ 35,324,529	(0.24%)	2/11/2013	$ (1,120,661)

Direxion Monthly S&P 500 Bear 2X Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	19,552,135
TOTAL NET ASSETS - 100.0%	$19,552,135

Percentages are stated as a percent of net assets.
(a) $2,840,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly S&P 500 Bear 2X Fund
Short Equity Swap Contracts
May 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Index	Contracts	Amount	Received	Date	Appreciation
Credit Suisse Capital, LLC	S&P 500 Index	29,852	$ 39,577,215	0.09%	6/17/2013	$ 426,176

Direxion Monthly NASDAQ-100 Bull 2X Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	21,137,101
TOTAL NET ASSETS - 100.0%	$21,137,101

Percentages are stated as a percent of net assets.
(a) $8,800,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bull 2X Fund
Long Equity Swap Contracts
May 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation
Credit Suisse Capital, LLC	NASDAQ-100 Index	16,746	$ 46,131,137	(0.19%)	2/11/2013	$ (3,764,102)

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	25,826,202
TOTAL NET ASSETS - 100.0%	$25,826,202

Percentages are stated as a percent of net assets.
(a) $18,240,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly Latin America Bull 2X Fund
Long Equity Swap Contracts
May 31, 2012 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	1,115,540	$55,196,919	(1.19%)	4/1/2013	$(10,573,488)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	2,500	123,300	(1.19%)	4/2/2013	(23,226)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	2,700	127,952	(1.19%)	4/8/2013	(19,849)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	6,900	330,988	(1.19%)	4/9/2013	(54,681)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	2,800	135,015	(1.19%)	4/12/2013	(22,870)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	3,300	159,125	(1.19%)	4/15/2013	(26,949)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	2,775	132,185	(1.19%)	4/22/2013	(21,008)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	12,690	618,127	(1.19%)	4/26/2013	(109,679)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	16,000	769,484	(1.19%)	4/29/2013	(128,337)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	9,400	442,828	(1.19%)	4/30/2013	(66,094)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	1,560	73,194	(1.19%)	5/6/2013	(10,655)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	13,630	626,015	(1.19%)	5/13/2013	(79,409)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	7,020	320,808	(1.19%)	5/20/2013	(39,228)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	8,700	396,277	(1.19%)	5/23/2013	(47,269)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	20,880	950,833	(1.19%)	5/28/2013	(113,064)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	4,965	227,244	(1.19%)	6/3/2013	(27,988)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	670	29,901	(1.19%)	6/4/2013	(3,010)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	19,830	868,591	(1.19%)	6/10/2013	(72,611)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	8,755	376,278	(1.19%)	6/11/2013	(24,789)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	3,630	151,547	(1.19%)	6/14/2013	(5,805)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	9,970	397,427	(1.19%)	6/17/2013	2,935
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	6,390	253,159	(1.19%)	6/18/2013	3,452
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	375	14,883	(1.19%)	6/21/2013	177
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	5,270	212,600	(1.19%)	7/1/2013	(904)
		1,286,250	$62,934,680			$(11,464,349)

VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of May 31, 2012:

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(934,537)	$-	$(934,537)

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(362,440)	$-	$(362,440)

Direxion Monthly 10 Year Note Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$1,502,944	$-	$1,502,944

Direxion Monthly 10 Year Note Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,057,477)	$-	$(1,057,477)

Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$17,570,795	$-	$-	$17,570,795

HY Bear Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$258,960	$-	$258,960

Direxion Monthly Commodity Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(4,926,205)	$-	$(4,926,205)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(807,436)	$-	$(807,436)

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(969,303)	$-	$(969,303)

U.S. Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$20,815,402	$-	$-	$20,815,402

Evolution Managed Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$72,389,526	$-	$-	$72,389,526
Other Financial Instruments*	$63,956	$-	$-	$63,956

Evolution All-Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Equity Securities	$11,855,171	$-	$-	$11,855,171
Investment Companies-Equity	$1,343,283	$-	$-	$1,343,283
Investment Companies-Fixed Income	$1,553,854	$-	$-	$1,553,854

Evolution Market Leaders Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$35,963,714	$-	$-	$35,963,714
Investment Companies-Fixed Income	$53,615,636	$-	$-	$53,615,636

Evolution Alternative Investment Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$31,042,188	$-	$-	$31,042,188
Other Financial Instruments*	$(206,597)	$-	$-	$(206,597)

HCM Freedom Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$25,879,636	$-	$-	$25,879,636

Direxion Monthly S&P 500 Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,120,661)	$-	$(1,120,661)

Direxion Monthly S&P 500 Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$426,176	$-	$426,176

Direxion Monthly NASDAQ-100 Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(3,764,102)	$-	$(3,764,102)

Direxion Monthly Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(11,464,349)	$-	$(11,464,349)

For further information regarding industry classification, see the Schedule of Investments.

* Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 10 Year Note Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly 10 Year Note Bear 2X Fund	Dynamic HY Bond Fund	HY Bear Fund
Cost of investments	$0	$17,726,193	$0
Gross unrealized appreciation	$0	$636,671	$0
Gross unrealized depreciation	$(0)	$(792,069)	$(0)
Net unrealized appreciation/(depreciation)	$0	$(155,398)	$0

	Direxion Monthly Commodity Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly China Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	U.S. Government Money Market Fund	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund
Cost of investments	$20,815,402	$69,038,012	$16,408,992
Gross unrealized appreciation	$0	$4,921,802	$299,785
Gross unrealized depreciation	$(0)	$(1,570,288)	$(1,956,469)
Net unrealized appreciation/(depreciation)	$0	$3,351,514	$(1,656,684)

	Evolution Market Leaders Fund	Evolution Alternative Investment Fund	HCM Freedom Fund
Cost of investments	$92,163,379	$31,167,492	$25,314,439
Gross unrealized appreciation	$570,724	$533,809	$565,197
Gross unrealized depreciation	$(3,154,753)	$(659,113)	$(0)
Net unrealized appreciation/(depreciation)	$(2,584,029)	$(125,304)	$565,197

	Direxion Monthly S&P 500 Bull 2X Fund	Direxion Monthly S&P 500 Bear 2X Fund	Direxion Monthly NASDAQ-100 Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

Direxion Monthly Latin America Bull 2X Fund
Cost of investments	$0
Gross unrealized appreciation	$0
Gross unrealized depreciation	$(0)
Net unrealized appreciation/(depreciation)	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/ Daniel O’Neill
                                                  Daniel D. O’Neill, President

Date           10/16/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Daniel O’Neill
                                                  Daniel D. O’Neill, President

Date           10/16/2012

By (Signature and Title)   /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Principal Financial Officer

Date           10/16/2012